UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        1 212 421 93003
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:           $125,457,604.58

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC ETN IPTH NTR                  06739H644   554.75    35000 SH       OTHER   LLP                 0    35000        0
CAPITOL ACQUISITION CORP DEL   COM              14055E104  1975.92   200000 SH       OTHER   LLP                 0   200000        0
CARNIVAL CORP                  PAIRED CTF       143658300 11042.30   331800 SH       OTHER   LLP                 0   331800        0
CHINA HLDGS ACQUISITION CORP   COM              16942N106  6213.82   640600 SH       OTHER   LLP                 0   640600        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204 9662.674   116110 SH       OTHER   LLP                 0   116110        0
DISCOVERY LABORATORIES INC N   COM              254668106 63.82208    46928 SH       OTHER   LLC                 0    46928        0
DISCOVERY LABORATORIES INC N   COM              254668106    104.6   500000 SH       OTHER   LLC                 0   500000        0
ENTERPRISE ACQUISITION CORP    COM              29365R108 18243.68  1837229 SH       OTHER   LLP                 0  1837229        0
GEOEYE INC                     COM              37250W108 160.5856     5992 SH       OTHER   LLC                 0     5992        0
GEOEYE INC                     COM              37250W108 160.5856     5992 SH       OTHER   LLC                 0     5992        0
INTER ATLANTIC FINANCIAL INC   COM              45890H100     2355   300000 SH       OTHER   LLP                 0   300000        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 7846.285  8438000 SH       OTHER   LLC                 0  8438000        0
LENNAR CORP                    CL B             526057302 2599.452   230040 SH       OTHER   LLP                 0   230040        0
LIBERTY GLOBAL INC             COM SER A        530555101  21215.8   940000 SH       OTHER   LLP                 0   940000        0
LOEWS CORP                     COM              540424108  14727.5   430000 SH       OTHER   LLP                 0   430000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118   136.35    90000 SH       OTHER   LLC                 0    90000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126  185.555   100300 SH       OTHER   LLC                 0   100300        0
RAYTHEON CO                    W EXP 06/16/201  755111119 1350.394   118300 SH       OTHER   LLC                 0   118300        0
RAYTHEON CO                    COM NEW          755111507   239.85     5000 SH       OTHER   LLC                 0     5000        0
SPDR SERIES TRUST              PUT              78464A956    2.675      107 SH  PUT  OTHER   LLC                 0      107        0
TRIAN ACQUISITION I CORP       COM              89582E108    14595  1500000 SH       OTHER   LLP                 0  1500000        0
TRIAN ACQUISITION I CORP       W EXP 01/23/201  89582E116  660.387  1451400 SH       OTHER   LLP                 0  1451400        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109    10670  1100000 SH       OTHER   LLP                 0  1100000        0
WYNN RESORTS LTD               COM              983134107 690.6103     9742 SH       OTHER   LLP                 0     9742        0